Operating leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Total operating leases	$ 383	$ 417
Operating lease expense recognized in continuing operations	146	133	$ 114
Less than one year
Disclosure of finance lease and operating lease by lessee [line items]
Total operating leases	104	110
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Total operating leases	229	244
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Total operating leases	$ 50	$ 63